Royalty and Other Mineral Interests	12 Months Ended
Dec. 31, 2023
Schedule Of Royalties
Royalty and other mineral interests

5. Royalty and other mineral interests

($)
Balance at September 30, 2020	—
Additions	25,496
Acquisition of Ely (Note 3)	238,864
Depletion	(164)
Foreign currency translation	379
Land agreement proceeds	(30)
Balance at September 30, 2021	264,545
Additions	45,008
Disposal	(10)
Acquisition of Golden Valley & Abitibi (Note 3)	366,102
Depletion	(1,756)
Land agreement proceeds	(1,780)
Impairment	(3,821)
Balance at September 30, 2022	668,288
Additions	57
Disposal	(76)
Depletion	(216)
Land agreement proceeds	(549)
Balance at December 31, 2022	667,504
Additions	29,771
Disposal	(322)
Depletion	(943)
Land agreement proceeds	(1,909)
Impairments	(22,379)
Balance at December 31, 2023	671,722

5. Royalty and other mineral interests (continued)

Acquisition of Borborema Royalty

On December 19, 2023, the Company completed the acquisition of a 2.0% NSR royalty from Borborema Inc., wholly-owned subsidiary of Aura Minerals Inc., which owns the Borborema gold project in Rio Grande do Norte State, Brazil ("Borborema Project"). The purchase price was $21,000. Transactions cost amounting to $250 were recorded as part of the royalty carrying value.

Acquisition of Québec Royalty Portfolio

On October 2, 2023, the Company entered into an agreement to acquire a portfolio of royalties located in Québec from Société Québécoise d'exploration minière ("SOQUEM"), a subsidiary of Investissement Québec, for C$1,000 in common shares of the Company. Transaction costs amounting to $36 were recorded as part of the royalty carrying value. SOQUEM will be entitled to 50% of any buy back proceeds received from the portfolio in the future.

Acquisition of Cozamin Royalty

On August 30, 2023, the Company completed the acquisition of an existing 1.0% net smelter return royalty from Endeavour Silver Corp. ("Endeavour") on portions of the Cozamin Copper-Silver Mine, located in Zacatecas, Mexico, ("Cozamin"). The purchase price was $7,500 and the consideration paid of $7,274 reflects pre-acquisition royalty revenue of $226 received at the closing date. Transactions cost amounting to $95 were recorded as part of the carrying value. Cozamin is owned and operated by Capstone Copper Corp. The Company also received the option to acquire a 1% smelter return royalty on five additional concessions if such royalties are granted to Endeavour in the future.

Val d'Or Mining Royalties and Strategic Alliance

On January 30, 2023, Golden Valley completed a transaction with Val-d'Or Mining Corporation ("VZZ"). The transaction involved the transfer of interests in 12 properties located in Québec and Ontario, with a carrying value of $322, in exchange for royalties of the same value. Pursuant to the transaction agreement, Golden Valley:

•
divested certain mineral rights and other interests to VZZ and retained a 0.5% to 1.0% NSR royalty on the following properties located in Québec and Ontario: Bogside, Bogside NW, Cheechoo B East, Island 27, Matachewan, Munro, North Contact, Recession Larder, Riverside, Sharks, Smokehead and Titanic;
•
assigned to VZZ certain mineral rights and interests under an option agreement with Eldorado Gold (Québec) Inc. and retained a 1.5% NSR royalty on the Claw Lake, Cook Lake and Murdoch Creek properties in Ontario and the Perestroika Prospect in Québec; and
•
retained a right of first refusal on any royalty or similar interest that VZZ intends to sell, transfer or otherwise dispose of. Such right of first refusal is subject to our and our affiliates holding at least 10% of the outstanding common shares of VZZ. As of the date of this Annual Report, we own 35% of the outstanding common shares of VZZ.

Transaction cost amounting to $59 was capitalized in addition to the carrying value.

Jerritt Canyon

On March 20, 2023, First Majestic Silver Corp. (“First Majestic”) temporarily suspended mining activities at Jerritt Canyon. This event and continued suspension of operations, with no update on the resumption date of mining activities as at December 31, 2023, resulted in the Company recognizing an impairment charge of $8,264 ($6,528, net of taxes) on the Jerritt Canyon royalty.

Côté Gold Project

On March 1, 2022, the Company completed the acquisition of an existing 0.75% NSR royalty on a portion of the Côté Gold Project, located in Ontario Canada, and owned by IAMGOLD Corporation, as the operator, and Sumitomo Metal Mining Co., Ltd. The Company paid a total consideration of $15,832 at closing which comprised of $15,000 in cash and the issuance of 207,449 GRC Shares with fair value of $832.

In addition, the Company issued an additional 50,000 GRC Shares to third parties in connection with certain acknowledgement in connection with the transaction.

Nevada Gold Mines

On September 27, 2022, the Company completed the acquisition from Nevada Gold Mines LLC ("NGM"), a joint venture between Barrick Gold Corporation and Newmont Corporation, of a royalty portfolio consisting of:

•
a 10% NPI royalty on Granite Creek Mine operated by i-80 Gold Corp., payable after 120,000 oz of gold or equivalent is cumulatively produced from the project;
•
a 2.0% NSR royalty on the Bald Mountain Mine operated by Kinross Gold Corporation ("Kinross"), payable after 10 million ounces of gold have been produced from the properties; and
•
a 1.25% NSR on the Bald Mountain Joint Venture Zone also operated by Kinross.

The purchase consideration was satisfied by the issuance of 9,393,681 GRC Shares to NGM with fair value of $21,512 at closing.

5. Royalty and other mineral interests (continued)

Monarch Mining Projects

On July 23, 2021, the Company entered into a definitive agreement with Monarch to acquire a portfolio of gold royalty interests, including a C$2.50 per tonne royalty on material processed through Monarch's Beacon mill originating from the Beaufor mine operations, a 2.5% NSR on each of Monarch's Croinor Gold, McKenzie Break and Swanson properties, and a 1% NSR on Monarch's Beaufor property. The consideration was approximately $12 million (C$15 million), of which approximately $9 million (C$11.25 million) was paid on closing and approximately $3 million (C$3.75 million) was payable upon the 6-month anniversary of closing. Monarch had the right to repurchase a 1.25% NSR on each of the Croinor Gold, McKenzie Break and Swanson properties for C$2 million per property. Such rights might have only been exercised by Monarch for a period of 30 days after December 31, 2027 after the gold price as quoted by the London Bullion Market exceeds $2,000 per ounce continuously for 30 consecutive days.

On April 6, 2022, the Company completed a royalty financing transaction with Monarch. Pursuant to the definitive agreement, the Company provided $3,587 (C$4.5 million) in additional royalty financing to Monarch in exchange for increasing the rate on the Company's existing royalties and provided an additional $799 (C$1 million) in equity financing to Monarch by participating in its marketed private placement. Pursuant to the definitive agreement, among other things:

•
the existing C$2.50 PTR on material from the Beaufor Mine through the Beacon Mill was increased to C$3.75 per tonne on material from the Beaufor Mine and C$1.25 per tonne on material from the McKenzie Break, Croinor Gold, and Swanson properties;
•
the existing 2.50% NSR royalties on Monarch's McKenzie Break, Croinor Gold, and Swanson properties was increased to a 2.75% NSR over the properties;
•
Monarch's existing 1.25% NSR royalty buyback rights on the McKenzie Break, Croinor Gold, and Swanson properties was extinguished; and
•
the Company retained pre-emptive rights on any future PTRs on the Beacon Mill and retained a right of first refusal on the creation of any additional NSR properties over the McKenzie Break, Croinor Gold, and Swanson properties.

On September 27, 2022, Monarch announced that it had suspended its operations at the Beaufor Mine due to financial and operational challenges. Monarch further disclosed that the mine has been put on care and maintenance for an undetermined period. Monarch has not disclosed the timing or plans for a potential restart of the mine. The Company considered the suspension of operations at the Beaufor Mine an indicator of impairment and conducted an impairment analysis to estimate the recoverable amount at that time.

Subsequently, on March 1, 2024, Monarch disposed of these projects by way of the CCAA proceedings which commenced in November 2023 and, as a result, the Company's royalty interests in the Beaufor, Croinor and McKenzie Break projects no longer apply to such projects. Accordingly, the Company recognized an impairment charge of $9,970 on the Monarch projects royalties. After this impairment, these royalty interests have nil carrying value on the Company's consolidated statement of financial position, with the exception of Croinor which was sold by Monarch to Probe Gold Inc. in November 2023.

Rawhide

During the year ended September 30, 2022, mining operations at the Rawhide mine were suspended due to working capital constraints. Accordingly, the Company recognized an impairment charge of $3,821 ($3,018, net of taxes) on the Rawhide royalty. After this impairment, the Rawhide royalty had nil carrying value on the Company's consolidated statement of financial position.

GoldMining Projects

On November 27, 2020, the Company entered into a royalty purchase agreement with GoldMining, the Company's former parent, pursuant to which GoldMining caused its applicable subsidiaries to create and issue to the Company NSR royalties ranging from 0.5% to 2.0% on 17 gold properties and transfer to the Company certain buyback rights held by its subsidiaries. The purchase consideration with a fair value of $13,076 was satisfied by the issuance of 15,000,000 GRC Shares.

Others

During the year ended December 31, 2023, the Company recognized an impairment charge of $4,145 ($3,262, net of taxes) on the carrying value of exploration stage royalties due to expiration of right to engage in further exploration activities.

5. Royalty and other mineral interests (continued)

Others (continued)

The following is a summary of selected royalties own by the Company as at December 31, 2023:

Asset	Interest	Jurisdiction
Producing
Borden Mine (1)	0.5% NSR	Ontario, Canada
Canadian Malartic Property (open pit) (1)	2.0% – 3.0% NSR	Québec, Canada
Cozamin Mine (1)	1.0% NSR	Zacatecas, Mexico
Isabella Pearl Mine (1)	0.375% Gross Revenue Royalty	Nevada, USA
Other significant royalties
Borborema Project	2.0% NSR	Rio Grande do Norte, Brazil
Côté Gold Project (1)	0.75% NSR	Ontario, Canada
Fenelon Gold Property	2.0% NSR	Québec, Canada
Gold Rock Project	0.5% NSR	Nevada, USA
Granite Creek	10% NPI	Nevada, USA
Hog Ranch Project	2.25% NSR	Nevada, USA
La Mina Project	2.0% NSR	Colombia
Lincoln Hill Project	2.0% NSR	Nevada, USA
Canadian Malartic - Odyssey Project (1) (underground)	3.0% NSR	Québec, Canada
Railroad-Pinion Project (1)	0.44% NSR	Nevada, USA
REN - Carlin Mines	1.5% NSR	Nevada, USA
REN - Carlin Mines (NPI)	3.5% NPI	Nevada, USA
São Jorge Project	1.0% NSR	Brazil

Note:

(1)
Royalty applies to only a portion of the property.

5. Royalty and other mineral interests (continued)

Others (continued)

	Cost			Accumulated Depletion			Others				Carrying Amount
	December 31, 2022	Additions	December 31, 2023	December 31, 2022	Depletion	December 31, 2023	Disposition	Impairment	Land agreement proceeds	Total	December 31, 2023
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)

Beaufor	1,235	—	1,235	—	—	—	—	(1,235)	—	(1,235)	—
Borberema	—	21,250	21,250	—	—	—	—	—	—	—	21,250
Borden	3,889	—	3,889	(586)	(316)	(902)	—	—	—	—	2,987
Cheechoo	12,640	—	12,640	—	—	—	—	—	—	—	12,640
Côté	16,132	—	16,132	—	—	—	—	—	—	—	16,132
Croinor	5,779	—	5,779	—	—	—	—	—	—	—	5,779
Cozamin	—	7,369	7,369	—	(271)	(271)	—	—	—	—	7,098
Fenelon	41,553	—	41,553	—	—	—	—	—	—	—	41,553
Gold Rock	3,275	—	3,275	—	—	—	—	—	—	—	3,275
Granite Creek	21,768	—	21,768	—	—	—	—	—	—	—	21,768
Hog Ranch	12,879	—	12,879	—	—	—	—	—	—	—	12,879
Lincoln Hill	5,421	—	5,421	—	—	—	—	—	—	—	5,421
Malartic	318,393	—	318,393	(817)	(182)	(999)	—	—	—	—	317,394
McKenzie Break	4,301	—	4,301	—	—	—	—	(4,301)	—	(4,301)	—
Railroad-Pinion	3,032	—	3,032	—	—	—	—	—	—	—	3,032
REN (Net Profit Interest)	21,017	—	21,017	—	—	—	—	—	—	—	21,017
REN (Net Smelter Return)	42,921	—	42,921	—	—	—	—	—	—	—	42,921
São Jorge	2,274	—	2,274	—	—	—	—	—	—	—	2,274
Titiribi	3,010	—	3,010	—	—	—	—	—	—	—	3,010
Whistler	2,575	—	2,575	—	—	—	—	—	—	—	2,575
Yellowknife	1,870	—	1,870	—	—	—	—	—	—	—	1,870
Others	145,676	1,152	146,828	(733)	(174)	(907)	(322)	(16,843)	(1,909)	(19,074)	126,847
Total (1)	669,640	29,771	699,411	(2,136)	(943)	(3,079)	(322)	(22,379)	(1,909)	(24,610)	671,722

(1)
Royalty and other mineral interests include non-depletable asset of $486,982 and depletable assets of $184,740.

	Cost			Accumulated Depletion			Others			Carrying Amount
	September 30, 2022	Additions	December 31, 2022	September 30, 2022	Depletion	December 31, 2022	Disposition	Land agreement proceeds	Total	December 31, 2022
	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)

Beaufor	1,235	—	1,235	—	—	—	—	—	—	1,235
Borden	3,889	—	3,889	(539)	(47)	(586)	—	—	—	3,303
Cheechoo	12,640	—	12,640	—	—	—	—	—	—	12,640
Côté	16,132	—	16,132	—	—	—	—	—	—	16,132
Croinor	5,779	—	5,779	—	—	—	—	—	—	5,779
Fenelon	41,553	—	41,553	—	—	—	—	—	—	41,553
Gold Rock	3,275	—	3,275	—	—	—	—	—	—	3,275
Granite Creek	21,768	—	21,768	—	—	—	—	—	—	21,768
Hog Ranch	12,879	—	12,879	—	—	—	—	—	—	12,879
Jerritt Canyon	8,921	—	8,921	(528)	(21)	(549)	—	—	—	8,372
Lincoln Hill	5,421	—	5,421	—	—	—	—	—	—	5,421
Malartic	318,393	—	318,393	(691)	(126)	(817)	—	—	—	317,576
Marigold	1,261	—	1,261	(84)	—	(84)	—	—	—	1,177
McKenzie Break	4,301	—	4,301	—	—	—	—	—	—	4,301
Railroad-Pinion	3,032	—	3,032	—	—	—	—	—	—	3,032
REN (Net Profit Interest)	21,017	—	21,017	—	—	—	—	—	—	21,017
REN (Net Smelter Return)	42,921	—	42,921	—	—	—	—	—	—	42,921
São Jorge	2,274	—	2,274	—	—	—	—	—	—	2,274
Titiribi	3,010	—	3,010	—	—	—	—	—	—	3,010
Whistler	2,575	—	2,575	—	—	—	—	—	—	2,575
Yellowknife	1,870	—	1,870	—	—	—	—	—	—	1,870
Others	136,062	57	136,119	(78)	(22)	(100)	(76)	(549)	(625)	135,394
Total (1)	670,208	57	670,265	(1,920)	(216)	(2,136)	(76)	(549)	(625)	667,504

(1)
Royalty and other mineral interests include non-depletable assets of $479,494 and depletable assets of $188,010.